CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 27,291,300	$ 3,902,604	¥ 29,225,238	¥ 31,872,651
Operating costs and expenses:
Cost of revenues	(21,542,347)	(3,080,515)	(21,953,582)	(23,102,492)
Selling, general and administrative	(3,856,554)	(551,480)	(3,682,050)	(4,014,070)
Research and development	(1,663,084)	(237,817)	(1,778,403)	(1,766,610)
Total operating costs and expenses	(27,061,985)	(3,869,812)	(27,414,035)	(28,883,172)
Operating income	229,315	32,792	1,811,203	2,989,479
Other income/(expenses):
Interest income	334,360	47,813	271,824	257,499
Interest expenses	(909,616)	(130,073)	(1,062,026)	(1,130,314)
Foreign exchange gain/(loss), net	246,249	35,213	(97,249)	(105,434)
Share of gains/(losses) from equity method investments	(4,375)	(626)	17,790	(51,249)
Others, net	44,566	6,372	(89,863)	72,620
Total other expenses, net	(288,816)	(41,301)	(959,524)	(956,878)
Income/(loss) before income taxes	(59,501)	(8,509)	851,679	2,032,601
Income tax expense	(144,542)	(20,669)	(61,090)	(80,047)
Net income/(loss)	(204,043)	(29,178)	790,589	1,952,554
Less: Net income attributable to noncontrolling interests	2,268	324	26,530	27,085
Net income/(loss) attributable to iQIYI, Inc.	(206,311)	(29,502)	764,059	1,925,469
Net income/(loss) attributable to ordinary shareholders	(206,311)	(29,502)	764,059	1,925,469
Other comprehensive loss:
Foreign currency translation adjustments	(96,408)	(13,786)	(133,922)	(163,983)
Unrealized losses on available-for-sale debt securities	(150,066)	(21,459)	(2,506)	(11,367)
Total other comprehensive loss, net of tax	(246,474)	(35,245)	(136,428)	(175,350)
Comprehensive income/(loss)	(450,517)	(64,423)	654,161	1,777,204
Less: Comprehensive income attributable to noncontrolling interests	775	111	27,626	27,142
Comprehensive income/(loss) attributable to iQIYI, Inc.	¥ (451,292)	$ (64,534)	¥ 626,535	¥ 1,750,062
Class A and Class B ordinary share
Net income/(loss) per ordinary share:
Basic | (per share)	¥ (0.03)	$ (0)	¥ 0.11	¥ 0.29
Diluted | (per share)	¥ (0.03)	$ (0)	¥ 0.11	¥ 0.28
Shares used in net income/(loss) per Class A and Class B ordinary share computation:
Basic	6,746,355,442	6,746,355,442	6,729,974,821	6,675,522,809
Diluted	6,746,355,442	6,746,355,442	6,799,500,149	6,823,628,066
American Depositary Shares
Net income/(loss) per ordinary share:
Basic | (per share)	¥ (0.21)	$ (0.03)	¥ 0.79	¥ 2.02
Diluted | (per share)	¥ (0.21)	$ (0.03)	¥ 0.79	¥ 1.98
Membership services
Revenues:
Revenues	¥ 16,807,289	$ 2,403,410	¥ 17,762,814	¥ 20,314,216
Online advertising services
Revenues:
Revenues	5,193,406	742,647	5,714,243	6,223,903
Content distribution
Revenues:
Revenues	2,497,464	357,133	2,846,854	2,458,610
Others
Revenues:
Revenues	¥ 2,793,141	$ 399,414	¥ 2,901,327	¥ 2,875,922